Distillate U.S. Fundamental Stability & Value ETF
Schedule of Investments
as of June 30, 2024 (Unaudited)

COMMON STOCKS - 99.7%	Shares	Value
Basic Materials - 0.7%
Eastman Chemical Company	132,064	$12,938,310

Communications - 12.2%
Airbnb, Inc. - Class A(a)	120,166	18,220,771
Booking Holdings, Inc.	6,066	24,030,459
Cisco Systems, Inc.	679,034	32,260,905
Comcast Corporation - Class A	917,803	35,941,165
Etsy, Inc.(a)	215,984	12,738,736
F5, Inc.(a)	77,560	13,358,159
GoDaddy, Inc. - Class A(a)	101,929	14,240,501
Omnicom Group, Inc.	167,007	14,980,528
T-Mobile US, Inc.	225,751	39,772,811
VeriSign, Inc.(a)	75,781	13,473,862
		219,017,897

Consumer, Cyclical - 14.5%
Crocs, Inc.(a)	87,754	12,806,819
Cummins, Inc.	56,424	15,625,498
Darden Restaurants, Inc.	90,954	13,763,159
Dick's Sporting Goods, Inc.	59,152	12,708,807
Genuine Parts Company	97,091	13,429,627
Home Depot, Inc.	103,534	35,640,544
Lennar Corporation - Class A	114,952	17,227,856
LKQ Corporation	330,614	13,750,236
Lowe's Companies, Inc.	109,881	24,224,365
NVR, Inc.(a)	1,880	14,266,493
PACCAR, Inc.	179,077	18,434,186
PulteGroup, Inc.	138,540	15,253,254
Toll Brothers, Inc.	118,667	13,668,065
Ulta Beauty, Inc.(a)	36,099	13,929,521
Vail Resorts, Inc.	71,358	12,853,717
Williams-Sonoma, Inc.	45,669	12,895,556
		260,477,703

Consumer, Non-cyclical - 32.3%(b)
Abbott Laboratories	249,964	25,973,759
AbbVie, Inc.	277,139	47,534,881
Align Technology, Inc.(a)	54,358	13,123,652
Altria Group, Inc.	568,952	25,915,764
Amgen, Inc.	106,368	33,234,682
Automatic Data Processing, Inc.	81,078	19,352,508
Cigna Group	86,612	28,631,329
Corpay, Inc.(a)	52,283	13,928,714
Elevance Health, Inc.	51,317	27,806,630
General Mills, Inc.	244,202	15,448,218
Globus Medical, Inc. - Class A(a)	190,597	13,053,988
Hershey Company	82,478	15,161,931
ICON plc(a)	45,165	14,157,872
Jazz Pharmaceuticals plc(a)	124,907	13,331,324
Johnson & Johnson	325,230	47,535,617
Kroger Company	331,075	16,530,575
McKesson Corporation	33,948	19,826,990
PayPal Holdings, Inc.(a)	326,425	18,942,443
Robert Half, Inc.	195,884	12,532,658
Sysco Corporation	210,737	15,044,514
Teleflex, Inc.	62,700	13,187,691
United Rentals, Inc.	25,712	16,628,722
UnitedHealth Group, Inc.	122,588	62,429,165
Universal Health Services, Inc. - Class B	70,405	13,019,997
US Foods Holding Corporation(a)	249,973	13,243,569
WEX, Inc.(a)	74,854	13,259,638
WillScot Mobile Mini Holdings Corporation(a)	336,011	12,647,454
		581,484,285

Energy - 3.1%
Diamondback Energy, Inc.	99,568	19,932,518
Enterprise Products Partners LP	729,213	21,132,593
Permian Resources Corporation	906,187	14,634,920
		55,700,031

Financial - 4.0%
Arthur J. Gallagher & Company	63,772	16,536,717
BlackRock, Inc.	28,652	22,558,293
Cboe Global Markets, Inc.	79,708	13,555,142
CME Group, Inc.	94,180	18,515,788
		71,165,940

Industrial - 18.2%
A.O. Smith Corporation	155,652	12,729,221
Allegion plc	110,522	13,058,174
AMETEK, Inc.	87,707	14,621,634
Builders FirstSource, Inc.(a)	101,914	14,105,917
CRH plc	236,895	17,762,387
General Dynamics Corporation	64,699	18,771,768
Graco, Inc.	163,418	12,955,779
Honeywell International, Inc.	104,547	22,324,966
Huntington Ingalls Industries, Inc.	52,627	12,963,609
IDEX Corporation	64,808	13,039,370
Illinois Tool Works, Inc.	72,344	17,142,634
Jabil, Inc.	122,523	13,329,277
Lincoln Electric Holdings, Inc.	69,053	13,026,158
Lockheed Martin Corporation	47,179	22,037,311
Masco Corporation	199,559	13,304,598
Middleby Corporation(a)	101,998	12,505,975
Owens Corning	78,229	13,589,942
Packaging Corporation of America	72,012	13,146,511
Parker-Hannifin Corporation	34,509	17,454,997
Teledyne Technologies, Inc.(a)	35,610	13,815,968
Textron, Inc.	158,888	13,642,124
TopBuild Corporation(a)	34,110	13,141,560
		328,469,880

Technology - 14.7%
Akamai Technologies, Inc.(a)	149,187	13,438,765
Amdocs, Ltd.	169,875	13,406,535
Cognizant Technology Solutions Corporation - Class A	229,645	15,615,860
Dropbox, Inc. - Class A(a)	604,475	13,582,553
Electronic Arts, Inc.	106,346	14,817,188
EPAM Systems, Inc.(a)	71,243	13,401,521
Fidelity National Information Services, Inc.	210,902	15,893,575
Fiserv, Inc.(a)	133,984	19,968,975
Fortinet, Inc.(a)	248,845	14,997,888
NetApp, Inc.	108,122	13,926,114
ON Semiconductor Corporation(a)	217,401	14,902,839
Paychex, Inc.	126,720	15,023,923
Qorvo, Inc.(a)	117,520	13,637,021
Salesforce, Inc.	116,656	29,992,258
Skyworks Solutions, Inc.	137,318	14,635,352
SS&C Technologies Holdings, Inc.	222,347	13,934,486
Zoom Video Communications, Inc. - Class A(a)	226,569	13,410,619
		264,585,472
TOTAL COMMON STOCKS (Cost $1,729,249,510)		1,793,839,518

SHORT-TERM INVESTMENTS - 0.2%
Money Market Funds - 0.2%
First American Government Obligations Fund - Class X, 5.23%(c)	4,260,626	4,260,626
TOTAL SHORT-TERM INVESTMENTS (Cost $4,260,626)		4,260,626

TOTAL INVESTMENTS - 99.9% (Cost $1,733,510,136)		$1,798,100,144
Other Assets in Excess of Liabilities - 0.1%		1,303,285
NET ASSETS - 100.0%		$1,799,403,429

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day effective yield as of June 30, 2024.

Summary of Fair Value Disclosure at June 30, 2024 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United States of America ("U.S. GAAP") establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 -
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 -
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2024:

Distillate U.S. Fundamental Stability & Value ETF

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$1,793,839,518	$–	$–	$1,793,839,518
Short-Term Investments	4,260,626	–	–	4,260,626
Total Assets	$1,798,100,144	$–	$–	$1,798,100,144

Refer to the Schedule of Investments for sector classifications. For the period ended June 30, 2024, the Fund did not recognize any transfers to or from Level 3.